Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Financial Assets at Fair Value through Profit and Loss [text block table]
in € m.	Dec 31, 2018
Trading Financial assets:
Trading assets:
Trading securities	140,720
Other trading assets[1]	12,017
Total trading assets	152,738
Positive market values from derivative financial instruments	320,058
Total Trading Financial assets	472,796
Non-trading financial assets mandatory at fair value through profit or loss:
Securities purchased under resale agreements	44,543
Securities borrowed	24,210
Loans	12,741
Other financial assets mandatory at fair value through profit or loss	18,951
Total Non-trading financial assets mandatory at fair value through profit or loss	100,444
Financial assets designated at fair value through profit or loss:
Securities purchased under resale agreements	0
Securities borrowed	0
Loans	0
Other financial assets designated at fair value through profit or loss	104
Total financial assets designated at fair value through profit or loss	104
Total financial assets at fair value through profit or loss	573,344

Financial Liabilities at Fair Value through Profit and Loss [text block table]
in € m.	Dec 31, 2018	Dec 31, 2017
Financial liabilities classified as held for trading:
Trading liabilities:
Trading securities	59,629	71,148
Other trading liabilities	295	314
Total trading liabilities	59,924	71,462
Negative market values from derivative financial instruments	301,487	342,726
Total financial liabilities classified as held for trading	361,411	414,189
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	46,254	53,840
Loan commitments	0	8
Long-term debt	5,607	6,439
Other financial liabilities designated at fair value through profit or loss	1,895	3,587
Total financial liabilities designated at fair value through profit or loss	53,757	63,874
Investment contract liabilities	512	574
Total financial liabilities at fair value through profit or loss	415,680	478,636

Changes in fair value of financial assets attributable to movements in counterparty credit risk [text block table]

Changes in fair value of financial assets attributable to movements in counterparty credit risk

in €	Dec 31, 2018	Dec 31, 2017
Notional value of financial assets exposed to credit risk	0	N/A
Annual change in the fair value reflected in the Statement of Income	0	N/A
Cumulative change in the fair value	0	N/A
Notional of credit derivatives used to mitigate credit risk	0	N/A
Annual change in the fair value reflected in the Statement of Income	0	N/A
Cumulative change in the fair value	0	N/A

Changes in fair value of loans and loan commitments attributable to movements in counterparty credit risk [text block table]

Changes in fair value of loans[1] and loan commitments attributable to movements in counterparty credit risk[2]

	Dec 31, 2018		Dec 31, 2017
in € m.	Loans	Loan commitments	Loans	Loan commitments
Notional value of loans and loan commitments exposed to credit risk	N/A	N/A	2,865	1,973
Annual change in the fair value reflected in the Statement of Income	N/A	N/A	7	14
Cumulative change in the fair value³	N/A	N/A	10	30
Notional of credit derivatives used to mitigate credit risk	N/A	N/A	536	4,728
Annual change in the fair value reflected in the Statement of Income	N/A	N/A	(0)	(42)
Cumulative change in the fair value³	N/A	N/A	1	(46)

[1]Where the loans are over-collateralized there is no material movement in valuation during the year or cumulatively due to movements in counterparty credit risk.

[2] Determined using valuation models that exclude the fair value impact associated with market risk.

[3]Changes are attributable to loans and loan commitments held at reporting date, which may differ from those held in prior periods. No adjustments are made to prior year to reflect differences in the underlying population.

Changes in fair value of financial liabilities attributable to movements in the Groups credit risk [text block table]

Changes in fair value of financial liabilities attributable to movements in the Group’s credit risk[1]

in € m.	Dec 31, 2018	Dec 31, 2017²
Presented in Other comprehensive Income
Cumulative change in the fair value	(49)	N/A
Presented in Statement of income
Annual change in the fair value reflected in the Statement of Income	0	60
Cumulative change in the fair value	0	72

[1] The fair value of a financial liability incorporates the credit risk of that financial liability. Changes in the fair value of financial liabilities issued by consolidated structured entities have been excluded as this is not related to the Group’s credit risk but to that of the legally isolated structured entity, which is dependent on the collateral it holds.

Transfers of the cumulative gains or losses within equity during the period [text block table]	Transfers of the cumulative gains or losses within equity during the period
in € m.	Dec 31, 2018	Dec 31, 2017
Cumulative gains or losses within equity during the period	0	N/A

Amounts realized on derecognition of liabilities designated at FVtPL [text block table]

Amounts realized on derecognition of liabilities designated at fair value through profit or loss

in € m.	Dec 31, 2018	Dec 31, 2017
Amount presented in other comprehensive income realized at derecognition	(3)	N/A

Excess of the Contractual Amount Repayable at Maturity over the Carrying Value of Financial Liabilities [text block table]

The excess of the contractual amount repayable at maturity over the carrying value of financial liabilities[1]

in € m.	Dec 31, 2018	Dec 31, 2017
Including undrawn loan commitments²	2,545	6,088
Excluding undrawn loan commitments	2,536	2,073

[1]Assuming the liability is extinguished at the earliest contractual maturity that the Group can be required to repay. When the amount payable is not fixed, it is determined by reference to conditions existing at the reporting date.

[2] The contractual cash flows at maturity for undrawn loan commitments assume full drawdown of the facility.